Income Taxes (Tables) - Revelyst Business	3 Months Ended
Jun. 30, 2024
Entity Information [Line Items]
Schedule of Income before Income Tax, Domestic and Foreign
Income (loss) before income taxes is as follows:

	Years ended March 31,
	2024	2023	2022
Current:
U.S.	$(266,337)	$(372,011)	$100,927
Non-U.S.	1,597	6,169	1,495
Income (loss) before income taxes	$(264,740)	$(365,842)	$102,422

Schedule of Components of Income Tax Expense (Benefit)
Our income tax (provision) benefit consists of:

	Years ended March 31,
	2024	2023	2022
Current:
Federal	$4,490	$(7,362)	$(7,188)
State	3,445	(1,034)	(7,647)
Non-US	(836)	(2,367)	(1,043)
Deferred:
Federal	20,611	34,810	(7,922)
State	(5,467)	4,002	(470)
Non-US	215	1,132	225
Income tax (provision) benefit	$22,458	$29,181	$(24,045)

Schedule of Effective Income Tax Rate Reconciliation
The items responsible for the differences between the federal statutory rate and our effective rate are as follows:

	Years ended March 31,
	2024	2023	2022
Statutory federal income tax rate	21.0%	21.0%	21.0%
State income taxes, net of federal impact	2.2%	0.8%	4.0%
Nondeductible goodwill impairment	(1.7)%	(15.3)%	—%
Change in tax contingency	1.8%	(0.4)%	0.4%
Valuation allowance	(14.3)%	—%	—%
Foreign Derived Intangible Income (FDII)	—%	—%	(3.1)%
Other	(0.5)%	1.9%	1.2%
Effective income tax rate	8.5%	8.0%	23.5%

Schedule of Deferred Tax Assets and Liabilities	As of March 31, 2024 and 2023, the components of deferred tax assets and liabilities were as follows:

	March 31,
	2024	2023
Deferred tax assets:
Inventories	$11,951	$12,925
Property, plant, equipment	11,557	—
Accounts receivable	4,096	4,170
Accruals for employee benefits	2,216	4,576
Other reserves	3,304	2,488
Loss and credit carryforwards	17,017	7,053
Nondeductible interest	1,167	1,076
Operating lease liabilities	21,833	24,535
Other	850	1,173
Total deferred tax assets	73,991	57,996
Valuation allowance	(41,255)	(51)
Total net deferred assets	32,736	57,945
Deferred tax liabilities:
Intangible assets	(25,326)	(54,884)
Property, plant, and equipment	—	(7,505)
Operating lease assets	(20,165)	(23,233)
Total deferred tax liabilities	(45,491)	(85,622)
Net deferred income tax liabilities	$(12,755)	$(27,677)

Schedule of Unrecognized Tax Benefits Roll Forward	A reconciliation of the beginning and ending amount of unrecognized tax benefits, excluding interest and penalties, is as follows:

	Years ended March 31,
	2024	2023	2022
Unrecognized Tax Benefits—beginning of period	$11,053	$9,907	$9,940
Gross increases—tax positions in prior periods	—	—	152
Gross decreases—tax positions in prior periods	—	—	—
Gross increases—current-period tax positions	806	1,146	3,283
Gross decreases—current-period tax positions	—	—	—
Settlements	—	—	—
Lapse of statute of limitations	(5,176)	—	(3,468)
Unrecognized Tax Benefits—end of period	$6,683	$11,053	$9,907